Cover	Jun. 04, 2020
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this "Amendment") amends Item 5.02 of Enbridge Inc.'s (the "Corporation") Current Report on Form 8-K filed on June 4, 2020 (the "Original Form 8-K"). This Amendment should be read in conjunction with the Original Form 8-K. Except as set forth below, the Original Form 8-K remains unchanged.
Document Period End Date	Jun. 04, 2020
Entity File Number	001-15254
Entity Registrant Name	ENBRIDGE INC.
Entity Central Index Key	0000895728
Entity Tax Identification Number	98-0377957
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
6.375% Fixed-to-Floating Rate Subordinated Notes Series 2018-B due 2078
Document Information [Line Items]
Title of 12(b) Security	6.375% Fixed-to-Floating Rate Subordinated Notes Series 2018-B due 2078
Trading Symbol	ENBA
Security Exchange Name	NYSE